Commitments and Contingencies - Future minimum rental payments (Details) - Gelesis $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum rental payments, operating leases
2022	$ 634
2023	639
2024	555
2025	385
2026	33
More than 5 years	16
Total undiscounted lease maturities	2,262
Imputed interest	(202)
Total lease liability	$ 2,060